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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number: 811-6165



Federated Municipal Securities Income Trust
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:                           7/1/2007 - 6/30/2008



ITEM 1.  PROXY VOTING RECORD.

Federated California Municipal Income Fund
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated North Carolina Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Vermont Municipal Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the funds named above were entitled to vote.




                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



 (Registrant)          Federated Municipal Securities Income Trust


 By                    /s/J. Christopher Donahue
 (Signature and Title) J. Christopher Donahue
                       Principal Executive Officer

 Date:                 August 22, 2008










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